Long-Term Incentive Programs and Management remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Incentive Programs and Management remuneration
Schedule of restricted stock units (“RSUs”)
Date		Quantity
Grant	Vesting	Shares granted	Weighted average grant date fair value (Per share)
08.09.2021	12.22.2022	45,522	59.11
08.23.2021	12.22.2022	11,436	84.50
08.24.2021	12.22.2022	3,833	86.68
05.05.2022	05.09.2024	240,000	75.72
03.13.2023	12.31.2025	2,300,000	8.34
02.06.2024	12.31.2026	2,300,000	7.35
		4,900,791

Schedule of roll forward of the outstanding RSU shares
Consolidated
Outstanding RSU as of December 31, 2022	295,334
Shares granted	2,300,000
Shares delivered	(144,485)
Outstanding RSU on December 31, 2023	2,450,849
Shares granted	2,300,000
Shares delivered	(66,936)
Outstanding RSU on December 31, 2024	4,683,913

Schedule of key management personnel compensation
	For the Year ended December 31,
	2024	2023
Short-term employee benefits	17,218	13,363
Other long-term benefits	1,078	1,120
Termination benefits	-	873
Share-based payments	1,531	1,466
Total	19,827	16,822